SHARE-BASED COMPENSATION - Key Assumptions Used to Calculate Grant-date Fair Values (Details)	12 Months Ended
Dec. 31, 2023 EUR (€) € / shares
Equity Incentive Plan 2023 - 2025, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 236.3
Equity Incentive Plan 2023 - 2025, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 253.76
Performance Stock Units, 2023 - 2025 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price (in Euros per share) | € / shares	€ 259.6
Expected volatility	27.90%
Dividend yield	0.75%
Risk-free rate	2.90%